International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (96.8%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.0%)
Deutsche Telekom AG	Germany	3,662,920	73,754

Total			73,754

Consumer Discretionary (17.7%)
adidas AG *	Germany	73,770	23,029
Alibaba Group Holding, Ltd. *	Cayman Islands	1,049,980	29,713
Burberry Group PLC *	United Kingdom	770,290	20,161
Compass Group PLC *	United Kingdom	1,031,410	20,781
Continental AG	Germany	104,030	13,749
Honda Motor Co., Ltd.	Japan	1,282,310	38,437
Informa PLC *	United Kingdom	1,587,990	12,255
Isuzu Motors, Ltd.	Japan	3,522,240	37,823
Just Eat Takeaway.com NV *	Netherlands	225,890	20,827
Restaurant Brands International, Inc.	Canada	234,180	15,230
Sony Corp.	Japan	460,440	48,217
WH Smith PLC *	United Kingdom	618,890	15,332
Yum China Holdings, Inc.	United States	562,610	33,088

Total			328,642

Consumer Staples (3.8%)
Anheuser-Busch InBev SA/ NV	Belgium	402,190	25,351
Danone SA	France	212,440	14,574
Kirin Holdings Co., Ltd.	Japan	405,470	7,765
Matsumotokiyoshi Holdings Co., Ltd.	Japan	127,710	5,686
Suntory Beverage & Food, Ltd.	Japan	461,100	17,137

Total			70,513

Energy (5.7%)
BP PLC	United Kingdom	10,971,150	44,566
Equinor ASA	Norway	1,170,100	22,887
TOTAL SA	France	828,940	38,665

Total			106,118

Financials (8.9%)
AIA Group, Ltd.	Hong Kong	4,211,850	51,090
KB Financial Group, Inc., ADR *	South Korea	403,410	19,941
Shinhan Financial Group Co., Ltd.	South Korea	377,430	12,489
Standard Chartered PLC	United Kingdom	4,032,812	27,770
Sumitomo Mitsui Financial Group, Inc.	Japan	1,524,870	55,183

Total			166,473

Health Care (6.7%)
Fresenius Medical Care AG & Co.	Germany	482,620	35,498
Roche Holding AG	Switzerland	93,280	30,146

Common Stocks (96.8%)	Country	Shares/ Par +	Value $ (000’s)
Health Care continued
Sanofi	France	234,555	23,174
Takeda Pharmaceutical Co., Ltd.	Japan	987,647	35,545

Total			124,363

Industrials (17.8%)
Adecco Group AG	Switzerland	250,400	16,860
BAE Systems PLC	United Kingdom	6,375,240	44,384
CK Hutchison Holdings, Ltd.	Cayman Islands	3,285,990	26,185
Eiffage SA *	France	221,720	22,195
Hitachi, Ltd.	Japan	1,220,260	55,147
International Consolidated Airlines Group, SA *	Spain	10,507,650	28,725
Komatsu, Ltd.	Japan	1,653,060	51,044
Mitsubishi Electric Corp.	Japan	2,484,900	37,849
Siemens AG	Germany	59,070	9,698
Taisei Corp.	Japan	1,032,700	39,825

Total			331,912

Information Technology (12.4%)
Catcher
Technology Co., Ltd.	Taiwan	3,871,300	28,696
Infineon Technologies AG	Germany	470,050	19,930
Kyocera Corp.	Japan	703,600	44,640
NXP Semiconductors NV	Netherlands	118,950	23,949
Samsung Electronics Co., Ltd. *	South Korea	929,030	66,820
Taiwan Semiconductor
Manufacturing Co., Ltd.	Taiwan	2,264,825	46,593

Total			230,628

Materials (12.4%)
ArcelorMittal SA *	Luxembourg	791,150	22,851
Barrick Gold Corp.	Canada	1,059,530	20,979
Covestro AG	Germany	364,260	24,494
CRH PLC	Ireland	758,050	35,532
DS Smith PLC *	United Kingdom	5,769,250	32,426
Sumitomo Metal Mining Co., Ltd.	Japan	777,000	33,536
Wheaton Precious Metals Corp.	Canada	716,220	27,356
Yara International ASA	Norway	649,000	33,751

Total			230,925

Real Estate (1.0%)
Mitsui Fudosan Co., Ltd.	Japan	828,980	18,818

Total			18,818

Utilities (6.4%)
E.ON SE	Germany	4,788,900	55,733
Red Electrica Corp SA	Spain	1,615,270	28,603

International Equity Portfolio

Common Stocks (96.8%)	Country	Shares/ Par +	Value $ (000’s)
Utilities continued
Veolia Environnement SA	France	1,357,840	34,808

Total			119,144

Total Common Stocks (Cost: $1,495,668)			1,801,290

Short-Term Investments (2.5%)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Investments (2.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
0.040%#	United States	45,869,600	45,870

Total			45,870

Total Short-Term Investments (Cost: $45,870)			45,870

Total Investments (99.3%) (Cost: $1,541,538)@			1,847,160

Other Assets, Less Liabilities (0.7%)			14,154

Net Assets (100.0%)			1,861,314

Investments Percentage by Country is based on Net Assets:
Japan	28.1%
Germany	13.7%
United Kingdom	11.8%
France	7.3%
South Korea	5.4%
United States	4.3%
Other	28.7%

Total	99.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,541,538 and the net unrealized appreciation of investments based on that cost was $305,622 which is comprised of $340,111 aggregate gross unrealized appreciation and $34,489 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 -fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,801,290	$—	$—
Short-Term Investments	45,870	—	—

Total Assets:	$1,847,160	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand